Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net [Abstract]
Twelve months ending December 31, 2019	$ 8,812
Twelve months ending December 31, 2020	8,812
Twelve months ending December 31, 2021	8,812
Twelve months ending December 31, 2022	8,812
Twelve months ending December 31, 2023 and thereafter	32,323
Amortization expenses, Total	$ 67,571	$ 80,729